Sources of finance - Summary of Equity and Debt Financing (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of changes in financing
Beginning balance	£ 4,069.0	£ 5,050.1	£ 8,297.3
Ordinary shares issued	1.2	4.4
Share cancellations	807.4	729.3	281.2
Ending balance	4,160.4	4,069.0	5,050.1
Analysis of changes in financing
Borrowings, beginning balance	4,441.7	5,032.7
Borrowings, ending balance	4,465.1	4,441.7	5,032.7
Issued capital and share premium
Analysis of changes in financing
Beginning balance	697.1	699.9	703.1
Ordinary shares issued	1.2	4.4
Share cancellations	(8.3)	(7.2)	(3.2)
Ending balance	690.0	697.1	699.9
Debt financing
Analysis of changes in financing
Borrowings, beginning balance	4,441.7	5,032.7	4,272.9
Net (decrease)/increase in drawings on bank loans and corporate bonds	(220.6)	(397.1)	632.8
Amortisation of financing costs included in debt	7.0	8.1	7.5
Changes in fair value due to hedging arrangements	0.0	(2.5)	(1.4)
Other movements	(0.2)	(0.4)	(7.1)
Exchange adjustments	237.2	(199.1)	128.0
Borrowings, ending balance	£ 4,465.1	£ 4,441.7	£ 5,032.7